Financial Assets and Financial Liabilities	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial Assets and Financial Liabilities
6. Financial Assets and Financial Liabilities
6.1 Classification and Fair Value of Financial Instruments
6.1.1 Carrying amount and fair value of financial assets and liabilities by category as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024
	Carrying amount		Fair value

Financial assets
Cash and due from financial institutions	￦	29,869,111	￦	29,869,335
Financial assets at fair value through profit or loss:		79,450,093		79,450,093
Due from financial institutions		59,838		59,838
Debt securities		73,768,636		73,768,636
Equity securities		4,275,337		4,275,337
Loans		1,187,763		1,187,763
Others		158,519		158,519
Derivatives held for trading		10,954,870		10,954,870
Derivatives held for hedging		775,897		775,897
Loans measured at amortized cost		472,071,840		473,234,273
Securities measured at amortized cost		37,113,552		36,572,012
Financial assets at fair value through other comprehensive income:		93,895,912		93,895,912
Debt securities		88,735,996		88,735,996
Equity securities		3,713,288		3,713,288
Loans		1,446,628		1,446,628
Other financial assets		14,404,227		14,404,227

	￦	738,535,502	￦	739,156,619

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,717,732	￦	2,717,732
Financial liabilities designated at fair value through profit or loss		8,002,499		8,002,499
Derivatives held for trading		11,409,695		11,409,695
Derivatives held for hedging		373,799		373,799
Deposits		435,687,897		435,991,820
Borrowings		68,077,012		68,046,196
Debentures		76,171,257		76,583,392
Other financial liabilities		33,594,883		33,594,883

	￦	636,034,774	￦	636,720,016

(In millions of Korean won)	December 31, 2025
	Carrying amount		Fair value
Financial assets
Cash and due from financial institutions	￦	34,776,877	￦	34,775,543
Financial assets at fair value through profit or loss:		89,862,530		89,862,530
Due from financial institutions		64,438		64,438
Debt securities		80,553,348		80,553,348
Equity securities		7,601,453		7,601,453
Loans		1,231,012		1,231,012
Others		412,279		412,279
Derivatives held for trading		7,748,371		7,748,371
Derivatives held for hedging		429,685		429,685
Loans measured at amortized cost		491,978,044		493,706,126
Securities measured at amortized cost		35,067,192		34,483,439
Financial assets at fair value through other comprehensive income:		99,919,485		99,919,485
Debt securities		93,312,419		93,312,419
Equity securities		4,611,983		4,611,983
Loans		1,995,083		1,995,083
Other financial assets		19,069,696		19,069,696

	￦	778,851,880	￦	779,994,875

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	3,339,572	￦	3,339,572
Financial liabilities designated at fair value through profit or loss		7,981,018		7,981,018
Derivatives held for trading		7,687,305		7,687,305
Derivatives held for hedging		546,984		546,984
Deposits		462,397,026		462,628,538
Borrowings		70,728,396		70,659,088
Debentures		80,049,270		80,201,757
Other financial liabilities		40,469,257		40,469,257

	￦	673,198,828	￦	673,513,519

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The Group discloses the fair value of each class of assets and liabilities in a way that permits it to be compared with its carrying amount at the end of each reporting period. The best evidence of fair value of financial instruments is a quoted price in an active market.

Methods of determining fair value of financial instruments are as follows:

Cash and due from financial institutions	Fair value of cash is same as carrying amount. Carrying amount of demand deposit and settlement deposit is a reasonable approximation of fair value because these financial instruments do not have a fixed maturity and are receivable on demand. Fair value of general deposit is measured using Discounted Cash Flow (“DCF”) Model.

Securities	Fair value of securities and others that are traded in an active market is determined using the quoted prices. If there is no quoted price, fair value is determined using external professional valuation institutions. The institutions use one or more valuation techniques that are deemed appropriate considering the characteristics of the financial instruments among DCF Model, Free Cash Flow to Equity Model, Comparable Company Analysis, Dividend Discount Model, Risk Adjusted Discount Rate Method, and Net Asset Value Method.

Loans	Fair value of loans is determined using DCF Model discounting the expected cash flows, which are contractual cash flows adjusted by the expected prepayment rate, at an appropriate discount rate.

Derivatives and financial instruments at fair value through profit or loss	Fair value of exchange traded derivatives is determined using quoted price in an active market, and fair value of OTC derivatives is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair value of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including Finite Difference Method (“FDM”), MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Closed Form, and Tree Model or valuation results from independent external professional valuation institutions.

Deposits	Carrying amount of demand deposits is a reasonable approximation of fair value because they do not have a fixed maturity and are payable on demand. Fair value of time deposits is determined using DCF Model discounting the expected cash flows, which are contractual cash flows adjusted by the expected prepayment rate, at an appropriate discount rate.

Borrowings	Carrying amount of overdrafts in foreign currency is a reasonable approximation of fair value because they do not have a fixed maturity and are payable on demand. Fair value of other borrowings is determined using DCF Model.

Debentures	Fair value is determined using valuation results of external professional valuation institutions, which are calculated using market inputs.

Other financial assets and other financial liabilities	Carrying amount is a reasonable approximation of fair value because other financial assets and other financial liabilities are temporary accounts used for other various transactions and their maturities are relatively short or not defined.

6.1.2 Fair value hierarchy
The Group believes that valuation techniques used for measuring the fair value of financial instruments are reasonable and that the fair value recognized in the consolidated statement of financial position is appropriate. However, the fair value of the financial instruments recognized in the consolidated statement of financial position may be different if other valuation techniques or assumptions are used. Additionally, as there are a variety of valuation techniques and assumptions used in measuring fair value, it may be difficult to reasonably compare the fair value with that of other financial institutions.
The Group classifies and discloses fair value of the financial instruments into the three fair value levels as follows:
Level 1: The fair values are based on quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date.
Level 2: The fair values are based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3: The fair values are based on unobservable inputs for the asset or liability.
The fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. If an observable input requires an adjustment using an unobservable input and that adjustment results in a significantly higher or lower fair value measurement, the resulting measurement would be categorized within Level 3 of the fair value hierarchy.

6.1.2.1 Fair value hierarchy of financial assets and liabilities at fair value in the consolidated statements of financial position
Fair value hierarchy of financial assets and liabilities at fair value in the consolidated statements of financial position as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024
	Fair value hierarchy						Total
	Level 1		Level 2		Level 3

Financial assets
Financial assets at fair value through profit or loss:	￦	25,554,893	￦	33,768,117	￦	20,127,083	￦	79,450,093
Due from financial institutions		—		—		59,838		59,838
Debt securities		22,775,948		33,630,189		17,362,499		73,768,636
Equity securities		2,620,426		137,928		1,516,983		4,275,337
Loans		—		—		1,187,763		1,187,763
Others		158,519		—		—		158,519
Derivatives held for trading		20,637		10,682,718		251,515		10,954,870
Derivatives held for hedging		—		775,897		—		775,897
Financial assets at fair value through other comprehensive income:		43,858,598		48,537,327		1,499,987		93,895,912
Debt securities		43,319,466		45,416,530		—		88,735,996
Equity securities		539,132		1,674,169		1,499,987		3,713,288
Loans		—		1,446,628		—		1,446,628

	￦	69,434,128	￦	93,764,059	￦	21,878,585	￦	185,076,772

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,717,732	￦	—	￦	—	￦	2,717,732
Financial liabilities designated at fair value through profit or loss		300,489		1,529,492		6,172,518		8,002,499
Derivatives held for trading		353,074		10,458,585		598,036		11,409,695
Derivatives held for hedging		—		373,799		—		373,799

	￦	3,371,295	￦	12,361,876	￦	6,770,554	￦	22,503,725

(In millions of Korean won)	December 31, 2025
	Fair value hierarchy						Total
	Level 1		Level 2		Level 3

Financial assets
Financial assets at fair value through profit or loss:	￦	32,165,510	￦	35,812,155	￦	21,884,865	￦	89,862,530
Due from financial institutions		—		—		64,438		64,438
Debt securities		26,010,266		35,590,894		18,952,188		80,553,348
Equity securities		5,742,965		221,261		1,637,227		7,601,453
Loans		—		—		1,231,012		1,231,012
Others		412,279		—		—		412,279
Derivatives held for trading		174,420		7,360,773		213,178		7,748,371
Derivatives held for hedging		—		429,685		—		429,685
Financial assets at fair value through other comprehensive income:		49,129,214		48,982,122		1,808,149		99,919,485
Debt securities		48,548,227		44,764,192		—		93,312,419
Equity securities		580,987		2,222,847		1,808,149		4,611,983
Loans		—		1,995,083		—		1,995,083

	￦	81,469,144	￦	92,584,735	￦	23,906,192	￦	197,960,071

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	3,339,572	￦	—	￦	—	￦	3,339,572
Financial liabilities designated at fair value through profit or loss		507,900		1,391,155		6,081,963		7,981,018
Derivatives held for trading		226,234		7,036,258		424,813		7,687,305
Derivatives held for hedging		—		546,984		—		546,984

	￦	4,073,706	￦	8,974,397	￦	6,506,776	￦	19,554,879

Valuation techniques and inputs of financial assets and liabilities classified as Level 2 and measured at fair value in the consolidated statements of financial position as of December 31, 2024 and 2025, are as follows:
(In millions of Korean won)

	December 31, 2024
	Fair value		Valuation techniques	Inputs

Financial assets
Financial assets at fair value through profit or loss:	￦	33,768,117
Debt securities		33,630,189	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Net Asset Value Method, Binomial Model, and others	Projected cash flow, Fair value of underlying asset, Dividend yield, Price of underlying asset, Interest rate, Discount rate, Volatility, Correlation coefficient, and others
Equity securities		137,928	DCF Model	Interest rate, Discount rate, and others
Derivatives held for trading		10,682,718	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Option Model, and others	Price of underlying asset, Underlying asset index, Interest rate, Volatility, Foreign exchange rate, Discount rate, and others
Derivatives held for hedging		775,897	DCF Model, Closed Form, FDM	Projected cash flow, Discount rate, Forward foreign exchange rate, Volatility, Foreign exchange rate, CRS interest rate, and others
Financial assets at fair value through other comprehensive income:		48,537,327
Debt securities		45,416,530	DCF Model, Option Model	Underlying asset index, Interest rate, Discount rate, and others
Equity securities		1,674,169	DCF Model	Interest rate, Discount rate
Loans		1,446,628	DCF Model	Discount rate

	￦	93,764,059

Financial liabilities
Financial liabilities designated at fair value through profit or loss	￦	1,529,492	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, and others	Price of underlying asset, Interest rate, Dividend yield, Volatility, Discount rate
Derivatives held for trading		10,458,585	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, and others	Interest rate, Price of underlying asset, Foreign exchange rate, Credit spread, Discount rate, Volatility, and others
Derivatives held for hedging		373,799	DCF Model, Closed Form, FDM	Projected cash flow, Discount rate, Forward foreign exchange rate, Volatility, Foreign exchange rate, Risk free interest rate, and others

	￦	12,361,876

(In millions of Korean won)

	December 31, 2025
	Fair value		Valuation techniques	Inputs

Financial assets
Financial assets at fair value through profit or loss:	￦	35,812,155
Debt securities		35,590,894	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Net Asset Value Method, Binomial Model, and others	Projected cash flow, Fair value of underlying asset, Dividend yield, Price of underlying asset, Interest rate, Discount rate, Volatility, Correlation coefficient, and others
Equity securities		221,261	DCF Model	Interest rate, Discount rate, and others
Derivatives held for trading		7,360,773	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Option Model, and others	Price of underlying asset, Underlying asset index, Interest rate, Volatility, Foreign exchange rate, Discount rate, and others
Derivatives held for hedging		429,685	DCF Model, Closed Form, FDM	Projected cash flow, Discount rate, Volatility, Foreign exchange rate, Risk free interest rate, and others
Financial assets at fair value through other comprehensive income:		48,982,122
Debt securities		44,764,192	DCF Model, Option Model, Hull-white Model	Underlying asset index, Interest rate, Discount rate, and others
Equity securities		2,222,847	DCF Model	Interest rate, Discount rate, and others
Loans		1,995,083	DCF Model	Discount rate

	￦	92,584,735

Financial liabilities
Financial liabilities designated at fair value through profit or loss	￦	1,391,155	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, and others	Price of underlying asset, Interest rate, Dividend yield, Volatility, Discount rate
Derivatives held for trading		7,036,258	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, and others	Price of underlying asset, Interest rate, Foreign exchange rate, Credit spread, Discount rate, Volatility, and others
Derivatives held for hedging		546,984	DCF Model, Closed Form, FDM	Projected cash flow, Discount rate, Volatility, Foreign exchange rate, Risk free interest rate, and others

	￦	8,974,397

6.1.2.2 Fair value hierarchy of financial assets and liabilities whose fair value is disclosed
Fair value hierarchy of financial assets and liabilities whose fair value is disclosed as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024
	Fair value hierarchy						Total
	Level 1		Level 2		Level 3

Financial assets
Cash and due from financial institutions 1	￦	2,353,334	￦	24,731,260	￦	2,784,741	￦	29,869,335
Loans measured at amortized cost		—		106,823		473,127,450		473,234,273
Securities measured at amortized cost 2		4,746,587		31,799,265		26,160		36,572,012
Other financial assets 2		—		—		14,404,227		14,404,227

	￦	7,099,921	￦	56,637,348	￦	490,342,578	￦	554,079,847

Financial liabilities
Deposits 1	￦	—	￦	174,567,804	￦	261,424,016	￦	435,991,820
Borrowings 3		—		4,441,612		63,604,584		68,046,196
Debentures		—		67,455,577		9,127,815		76,583,392
Other financial liabilities 2		—		—		33,594,883		33,594,883

	￦	—	￦	246,464,993	￦	367,751,298	￦	614,216,291

(In millions of Korean won)	December 31, 2025
	Fair value hierarchy						Total
	Level 1		Level 2		Level 3

Financial assets
Cash and due from financial institutions 1	￦	2,443,177	￦	30,509,973	￦	1,822,393	￦	34,775,543
Loans measured at amortized cost		—		78,800		493,627,326		493,706,126
Securities measured at amortized cost 2		3,728,583		30,729,485		25,371		34,483,439
Other financial assets 2		—		—		19,069,696		19,069,696

	￦	6,171,760	￦	61,318,258	￦	514,544,786	￦	582,034,804

Financial liabilities
Deposits 1	￦	—	￦	189,727,760	￦	272,900,778	￦	462,628,538
Borrowings 3		—		3,063,522		67,595,566		70,659,088
Debentures		—		70,382,029		9,819,728		80,201,757
Other financial liabilities 2		—		—		40,469,257		40,469,257

	￦	—	￦	263,173,311	￦	390,785,329	￦	653,958,640

1	The amounts included in Level 2 are the carrying amounts which are reasonable approximations of fair value.
2	The amounts included in Level 3 are the carrying amounts which are reasonable approximations of fair value.
3	Borrowings of ￦ 15,155 million and ￦ 731 million included in Level 2 are the carrying amounts which are reasonable approximations of fair value as of December 31, 2024 and 2025, respectively.

For financial assets and liabilities whose carrying amount is a reasonable approximation of fair value, valuation techniques and inputs are not disclosed.
Valuation techniques and inputs of financial assets and liabilities classified as Level 2, and whose fair value is disclosed as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024
	Fair value		Valuation techniques	Inputs

Financial assets
Loans measured at amortized cost	￦	106,823	DCF Model	Discount rate
Securities measured at amortized cost		31,799,265	DCF Model, MonteCarlo Simulation	Discount rate, Interest rate

	￦	31,906,088

Financial liabilities
Borrowings	￦	4,426,457	DCF Model	Discount rate
Debentures		67,455,577	DCF Model	Discount rate

	￦	71,882,034

(In millions of Korean won)	December 31, 2025
	Fair value		Valuation techniques	Inputs

Financial assets
Loans measured at amortized cost	￦	78,800	DCF Model	Discount rate
Securities measured at amortized cost		30,729,485	DCF Model, MonteCarlo Simulation	Discount rate, Interest rate

	￦	30,808,285

Financial liabilities
Borrowings	￦	3,062,791	DCF Model	Discount rate
Debentures		70,382,029	DCF Model	Discount rate

	￦	73,444,820

Valuation techniques and inputs of financial assets and liabilities classified as Level 3, and whose fair value is disclosed as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024
	Fair value		Valuation techniques	Inputs

Financial assets
Cash and due from financial institutions	￦	2,784,741	DCF Model	Credit spread, Other spread, Interest rate, Discount rate
Loans measured at amortized cost		473,127,450	DCF Model	Credit spread, Other spread, Prepayment rate, Interest rate, Discount rate, and others

	￦	475,912,191

Financial liabilities
Deposits	￦	261,424,016	DCF Model	Other spread, Prepayment rate, Interest rate, Discount rate
Borrowings		63,604,584	DCF Model	Other spread, Contractual cash flows, Discount rate
Debentures		9,127,815	DCF Model	Contractual cash flows, Discount rate, and others

	￦	334,156,415

(In millions of Korean won)	December 31, 2025
	Fair value		Valuation techniques	Inputs

Financial assets
Cash and due from financial institutions	￦	1,822,393	DCF Model	Credit spread, Other spread, Interest rate, Discount rate
Loans measured at amortized cost		493,627,326	DCF Model	Credit spread, Other spread, Prepayment rate, Interest rate, Discount rate, and others

	￦	495,449,719

Financial liabilities
Deposits	￦	272,900,778	DCF Model	Other spread, Prepayment rate, Interest rate, Discount Rate
Borrowings		67,595,566	DCF Model	Other spread, Contractual cash flows, Discount rate, Interest rate
Debentures		9,819,728	DCF Model	Contractual cash flows, Discount rate, and others

	￦	350,316,072

6.2 Disclosure of Fair Value Hierarchy Level 3
6.2.1 Valuation policy and process of Level 3 fair value
The Group uses external, independent and qualified valuation service in addition to internal valuation models to determine the fair value of financial instruments at the end of every reporting period.

If the changes in situation and events which cause transfers between the fair value hierarchy level for a financial asset or liability occur, the Group’s policy is to recognize such transfers as having occurred at the beginning of the reporting period.
6.2.2 Changes in fair value (Level 3) measured using valuation technique based on unobservable inputs in the market
6.2.2.1 Changes in financial instruments classified as Level 3 of the fair value hierarchy for the years ended December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	2024
	Financial assets at fair value through profit or loss						Financial investments		Financial liabilities at fair value through profit or loss		Net derivative financial instruments
	Due from financial institutions measured at fair value through profit or loss		Securities measured at fair value through profit or loss		Loans measured at fair value through profit or loss		Equity securities measured at fair value through other comprehensive income		Financial liabilities designated at fair value through profit or loss		Derivatives held for trading

Beginning	￦	53,791	￦	17,986,748	￦	183,490	￦	1,450,908	￦	(7,028,486)	￦	(666,734)
Total gains or losses:
Profit or loss		6,047		488,988		44,863		—		(268,251)		(256,240)
Other comprehensive income (loss)		—		2		—		(197,070)		(10,816)		—
Purchases		—		3,820,317		1,493,924		246,560		—		5,042
Sales		—		(3,280,871)		(534,676)		(411)		—		(5,362)
Issues		—		—		—		—		(4,200,664)		(2,960)
Settlements		—		—		—		—		5,335,699		579,732
Transfers into Level 3 *		—		6,142		162		—		—		—
Transfers out of Level 3 *		—		(141,844)		—		—		—		—

Ending	￦	59,838	￦	18,879,482	￦	1,187,763	￦	1,499,987	￦	(6,172,518)	￦	(346,522)

(In millions of Korean won)	2025
	Financial assets at fair value through profit or loss						Financial investments		Financial liabilities at fair value through profit or loss		Net derivative financial instruments
	Due from financial institutions measured at fair value through profit or loss		Securities measured at fair value through profit or loss		Loans measured at fair value through profit or loss		Equity securities measured at fair value through other comprehensive income		Financial liabilities designated at fair value through profit or loss		Derivatives held for trading

Beginning	￦	59,838	￦	18,879,482	￦	1,187,763	￦	1,499,987	￦	(6,172,518)	￦	(346,522)
Total gains or losses:
Profit or loss		4,600		481,169		(27,174)		—		(399,502)		28,130
Other comprehensive income (loss)				—				183,810		(2,871)		—
Purchases				4,833,317		3,182,684		219,861		—		11
Sales				(3,554,084)		(3,112,261)		(87,718)		—		(100)
Issues				—				—		(4,566,704)		(6,709)
Settlements				—				—		5,059,632		117,965
Transfers into Level 3 *				7,518				—		—		—
Transfers out of Level 3 *				(57,987)				(7,791)		—		(4,410)

Ending	￦	64,438	￦	20,589,415	￦	1,231,012	￦	1,808,149	￦	(6,081,963)	￦	(211,635)

*	Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.

6.2.2.2 In relation to changes in financial instruments classified as Level 3 of the fair value hierarchy, total gains or losses recognized in profit or loss for the period, and total gains or losses recognized in profit or loss from financial instruments held at the end of the reporting period for the years ended December 31, 2023, 2024 and 2025, are as follows:
(In millions of Korean won)

	2023						2024
	Net gains on financial instruments at fair value through profit or loss		Other operating income (expense)		Net interest income		Net gains on financial instruments at fair value through profit or loss		Other operating income (expense)		Net interest income

Total gains (losses) recognized in profit or loss for the period	￦	(107,729)	￦	38,196	￦	—	￦	(364,765)	￦	380,172	￦	—
Total gains (losses) recognized in profit or loss from financial instruments held at the end of the reporting period		267,666		56,810		—		(45,787)		322,839		—
(In millions of Korean won)

	2025
	Net gains on financial instruments at fair value through profit or loss		Other operating income (expense)		Net interest income

Total gains(losses) recognized in profit or loss for the period	￦	125,170	￦	(37,947)	￦	—
Total gains (losses) recognized in profit or loss from financial instruments held at the end of the reporting period		283,938		(24,367)		—

6.2.3 Sensitivity analysis of changes in unobservable inputs
6.2.3.1 Information about fair value measurements using unobservable inputs as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024
	Fair value		Valuation techniques	Unobservable inputs	Range of unobservable inputs (%)	Relationship of unobservable inputs to fair value

Financial assets
Financial assets at fair value through profit or loss:
Due from financial institutions	￦	59,838	Hull-white Model	Volatility	0.46 ~ 0.62	The higher the volatility, the higher the fair value
Debt securities		17,362,499	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull-white Model, Black-Scholes Model, Option Model, Binomial Model, Net Asset Value Method, Milestone Method, Income Approach, Market Value Approach, and others	Growth rate	1.00 ~ 3.00	The higher the growth rate, the higher the fair value
				Volatility	0.46 ~ 76.22	The higher the volatility, the higher the fair value fluctuation
				Discount rate	0.00 ~ 15.53	The lower the discount rate, the higher the fair value
				Volatility of Stock price	10.00 ~ 29.90	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient	90.00	The higher the correlation coefficient, the higher the fair value fluctuation
				Liquidation value	-1.00 ~ 1.00	The higher the liquidation value, the higher the fair value
				Recovery rate	40.00	The higher the recovery rate, the higher the fair value
				Rate of real estate price fluctuation	-1.00 ~ 1.00	The higher the sale price of real estate, the higher the fair value
Equity securities		1,516,983	Income Approach, Market Value Approach, Asset Value Approach, DCF Model, Comparable Company Analysis, Risk Adjusted Discount Rate Method, Dividend Discount Model, Usage of Past Transactions, Binomial Model, and others	Growth rate	0.00 ~ 1.00	The higher the growth rate, the higher the fair value
				Discount rate	5.90 ~ 33.90	The lower the discount rate, the higher the fair value
				Volatility	0.50 ~ 0.71	The higher the volatility, the higher the fair value fluctuation
Loans		1,187,763	DCF Model	Discount rate	8.54	The lower the discount rate, the higher the fair value
Derivatives held for trading:
Stock and index	￦	30,246	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull-white Model, Black-Scholes Model, Binomial Model, Net Asset Value Method	Volatility of underlying asset	18.85 ~ 65.13	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient	-58.46 ~ 74.20	The higher the correlation coefficient, the higher the fair value fluctuation

(In millions of Korean won)	December 31, 2024
	Fair value		Valuation techniques	Unobservable inputs	Range of unobservable inputs (%)	Relationship of unobservable inputs to fair value

Currency, interest rate, and others		221,269	DCF Model, Hull-white Model, MonteCarlo Simulation, Closed Form	Volatility	0.57 ~ 25.22	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient	-58.46 ~ 100.00	The higher the correlation coefficient, the higher the fair value fluctuation
Financial assets at fair value through other comprehensive income:
Equity securities		1,499,987	DCF Model, Comparable Company Analysis, Risk Adjusted Discount Rate Method, IMV Model, Income Approach, Net Asset Value Method, Market Approach, Tree Model, Monte Carlo Simulation, and others	Growth rate	0.00 ~ 1.00	The higher the growth rate, the higher the fair value
				Discount rate	6.01 ~ 16.00	The lower the discount rate, the higher the fair value
				Volatility	0.50 ~ 31.79	The higher the volatility, the higher the fair value fluctuation

	￦	21,878,585

(In millions of Korean won)	December 31, 2024
	Fair value		Valuation techniques	Unobservable inputs	Range of unobservable inputs (%)	Relationship of unobservable inputs to fair value

Financial liabilities
Financial liabilities designated at fair value through profit or loss:
Derivative-linked securities	￦	6,172,518	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Net Asset Value Method, and others	Volatility of underlying asset	0.51 ~ 65.13	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient	-58.46 ~ 100.00	The higher the correlation coefficient, the higher the fair value fluctuation
Derivatives held for trading:
Stock and index		159,769	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Net Asset Value Method, and others	Volatility of underlying asset	0.57 ~ 58.87	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient	-58.46 ~ 100.00	The higher the correlation coefficient, the higher the fair value fluctuation
Others		438,267	DCF Model, Hull-white Model, MonteCarlo Simulation, Closed Form	Discount rate	3.70 ~ 3.74	The lower the discount rate, the higher the fair value
				Volatility of underlying asset	0.51 ~ 57.61	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient	-26.22 ~ 100.00	The higher the correlation coefficient, the higher the fair value fluctuation

	￦	6,770,554

(In millions of Korean won)	December 31, 2025
	Fair value		Valuation techniques	Unobservable inputs	Range of unobservable inputs (%)	Relationship of unobservable inputs to fair value

Financial assets
Financial assets at fair value through profit or loss:
Due from financial institutions	￦	64,438	Hull-white Model	Volatility	0.50	The higher the volatility, the higher the fair value
Debt securities		18,952,188	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull-white Model, Black-Scholes Model, Option Model, Binomial Model, Net Asset Value Method, Income Approach, Market Value Approach, and others	Growth rate	1.00 ~ 3.00	The higher the growth rate, the higher the fair value
				Volatility	0.50 ~ 63.60	The higher the volatility, the higher the fair value fluctuation
				Discount rate	1.86 ~ 12.88	The lower the discount rate, the higher the fair value
				Volatility of Stock price	10.00 ~ 34.17	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient	-57.80 ~ 100.00	The higher the correlation coefficient, the higher the fair value fluctuation
				Liquidation value	-1.00 ~ 1.00	The higher the liquidation value, the higher the fair value
				Recovery rate	40.00	The higher the recovery rate, the higher the fair value
				Rate of real estate price fluctuation	0.00	The higher the sale price of real estate, the higher the fair value
Equity securities		1,637,227	Income Approach, Market Value Approach, Asset Value Approach, DCF Model, Comparable Company Analysis, Risk Adjusted Discount Rate Method, Dividend Discount Model, Usage of Past Transactions, Binomial Model, and others	Growth rate	0.00 ~ 1.00	The higher the growth rate, the higher the fair value
				Discount rate	7.22 ~ 14.92	The lower the discount rate, the higher the fair value
				Volatility	0.46 ~ 78.10	The higher the volatility, the higher the fair value fluctuation
Loans		1,231,012	DCF Model	Discount rate	5.27 ~ 8.93	The lower the discount rate, the higher the fair value

(In millions of Korean won)		December 31, 2025
		Fair value	Valuation techniques	Unobservable inputs	Range of unobservable inputs (%)	Relationship of unobservable inputs to fair value

Derivatives held for trading:
Stock and index	￦	191,383	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull-white Model, Black-Scholes Model, Binomial Model, Net Asset Value Method	Volatility of underlying asset	3.00 ~ 59.38	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient	-57.80 ~ 74.14	The higher the correlation coefficient, the higher the fair value fluctuation
Currency, interest rate, and others		21,795	DCF Model, Hull-white Model, MonteCarlo Simulation, Closed form	Volatility	0.54 ~ 0.80	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient	14.91 ~ 100.00	The higher the correlation coefficient, the higher the fair value fluctuation
Financial assets at fair value through other comprehensive income:
Equity securities		1,808,149	DCF Model, Comparable Company Analysis, Risk Adjusted Discount Rate Method, IMV Model, Income Approach, Net Asset Value Method, Market Value Approach, Tree Model, Monte Carlo Simulation, and others	Growth rate	0.00 ~ 1.00	The higher the growth rate, the higher the fair value
				Discount rate	4.82 ~ 17.33	The lower the discount rate, the higher the fair value
				Volatility	0.50 ~ 26.47	The higher the volatility, the higher the fair value fluctuation

	￦	23,906,192

(In millions of Korean won)		December 31, 2025
		Fair value	Valuation techniques	Unobservable inputs	Range of unobservable inputs (%)	Relationship of unobservable inputs to fair value

Financial liabilities
Financial liabilities designated at fair value through profit or loss:
Derivative-linked securities	￦	6,081,963	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Net Asset Value Method, and others	Volatility of underlying asset	0.54 ~ 60.16	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient	-57.80 ~ 100.00	The higher the correlation coefficient, the higher the fair value fluctuation
Derivatives held for trading:
Stock and index		45,370	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Net Asset Value Method, and others	Volatility of underlying asset	22.48 ~ 60.16	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient	-57.80 ~ 74.14	The higher the correlation coefficient, the higher the fair value fluctuation
Others		379,443	DCF Model, Hull-white Model, MonteCarlo Simulation, Closed Form	Discount rate	3.20	The lower the discount rate, the higher the fair value
				Volatility of underlying asset	0.54 ~ 23.36	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient	-24.89 ~ 100.00	The higher the correlation coefficient, the higher the fair value fluctuation

	￦	6,506,776

6.2.3.2 Sensitivity analysis of changes in unobservable inputs
Sensitivity analysis of financial instruments is performed to measure favorable and unfavorable changes in fair value of financial instruments which are affected by unobservable parameters, using a statistical technique. When the fair value is affected by more than one input parameter, the amounts represent the most favorable or most unfavorable outcome. Level 3 financial instruments subject to sensitivity analysis are (a) equity-related derivatives, currency-related derivatives, and interest rate related derivatives whose fair value changes are recognized in profit or loss, (b) financial liabilities designated at fair value through profit or loss, and (c) due from financial institutions, debt securities (including beneficiary certificates), equity securities, and loans whose fair value changes are recognized in profit or loss or other comprehensive income or loss.
Results of the sensitivity analysis of changes in unobservable inputs as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024
	Profit or loss				Other comprehensive income or loss
	Favorable changes		Unfavorable changes		Favorable changes		Unfavorable changes
Financial assets
Financial assets at fair value through profit or loss: 1
Due from financial institutions	￦	141	￦	(151)	￦	—	￦	—
Debt securities 4		103,717		(102,842)		—		—
Equity securities 3		35,920		(19,754)		—		—
Loans 5		2,329		(2,119)		—		—
Derivatives held for trading 2		14,878		(16,535)		—		—
Financial assets at fair value through other comprehensive income:
Equity securities 3		—		—		57,795		(36,073)

	￦	156,985	￦	(141,401)	￦	57,795	￦	(36,073)

Financial liabilities
Financial liabilities designated at fair value through profit or loss 1	￦	16,840	￦	(16,760)	￦	—	￦	—
Derivatives held for trading 2		22,119		(24,506)		—		—

	￦	38,959	￦	(41,266)	￦	—	￦	—

(In millions of Korean won)	December 31, 2025
	Profit or loss				Other comprehensive income or loss
	Favorable changes		Unfavorable changes		Favorable changes		Unfavorable changes
Financial assets
Financial assets at fair value through profit or loss: 1
Due from financial institutions	￦	11	￦	(11)	￦	—	￦	—
Debt securities 4		108,191		(107,444)		—		—
Equity securities 3		38,454		(24,736)		—		—
Loans 5		4,467		(3,416)		—		—
Derivatives held for trading 2		6,820		(7,209)		—		—
Financial assets at fair value through other comprehensive income:
Equity securities 3		—		—		57,358		(38,779)

	￦	157,943	￦	(142,816)	￦	57,358	￦	(38,779)

Financial liabilities
Financial liabilities designated at fair value through profit or loss 1	￦	14,921	￦	(13,977)	￦	—	￦	—
Derivatives held for trading 2		9,346		(10,111)		—		—

	￦	24,267	￦	(24,088)	￦	—	￦	—

1
For financial instruments at fair value through profit or loss, changes in fair value are calculated by shifting principal unobservable input parameters such as discount rate, recovery rate, liquidation value, growth rate by ±1%p and volatility of underlying asset by ±1%p or ±10% and correlation coefficient by ±10%.

2	For derivative financial instruments, changes in fair value are calculated by shifting principal unobservable input parameters such as price of underlying asset and volatility by +3% or ± 10%.
3	For equity securities, changes in fair value are calculated by shifting principal unobservable input parameters such as discount rate (-1%p~1%p) and growth rate (-1%p~1%p).
4
For beneficiary certificates, it is practically impossible to analyze sensitivity of changes in unobservable inputs. However, for beneficiary certificates whose underlying assets are real estates, changes in fair value are calculated by shifting rate of real estate price fluctuation by -1%p~1%p, and for beneficiary certificates whose underlying assets are equity investments, changes in fair value are calculated by shifting principal unobservable input parameters such as liquidation value by -1%p~1%p and discount rate by -1%p~1%p. There is no significant correlation among major unobservable inputs.

5	For loans, changes in fair value are calculated by shifting principal unobservable input parameters such as discount rate by -1%p~1%p.
6.2.4 Day one gains or losses
When the Group measures the fair value of OTC derivatives using inputs that are not based on observable market data, there could be a difference between the transaction price and the amount determined using that valuation technique. In these circumstances, the fair value of financial instruments is recognized as the transaction price, and the difference is not recognized in profit or loss but deferred and amortized using the straight-line method over the life of the financial instrument. When the fair value of the financial instruments is subsequently determined using observable market inputs, the remaining deferred amount is recognized in profit or loss.

Changes in deferred day one gains or losses for the years ended December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	2024		2025
Balance at the beginning of the year	￦	23,430	￦	12,141
New transactions		49,078		78,864
Changes during the year		(60,367)		(58,271)

Balance at the end of the year	￦	12,141	￦	32,734

6.3 Carrying Amount of Financial Instruments by Category
Financial assets and liabilities are measured at fair value or amortized cost. Carrying amount of financial assets and liabilities by category as of December 31, 2024 and 2025, are as follows:
(In millions of Korean won)

	December 31, 2024
	Financial instruments at fair value through profit or loss		Financial instruments at fair value through other comprehensive income		Financial instruments designated at fair value through other comprehensive income		Financial instruments at amortized cost		Derivatives held for hedging		Total

Financial assets
Cash and due from financial institutions	￦	—	￦	—	￦	—	￦	29,869,111	￦	—	￦	29,869,111
Financial assets at fair value through profit or loss		79,450,093		—		—		—		—		79,450,093
Derivative financial assets		10,954,870		—		—		—		775,897		11,730,767
Loans measured at amortized cost		—		—		—		472,071,840		—		472,071,840
Financial investments		—		90,182,623		3,713,289		37,113,552		—		131,009,464
Other financial assets		—		—		—		14,404,227		—		14,404,227

	￦	90,404,963	￦	90,182,623	￦	3,713,289	￦	553,458,730	￦	775,897	￦	738,535,502

(
In millions of Korean won)

	December 31, 2024
	Financial instruments at fair value through profit or loss		Financial instruments designated at fair value through profit or loss		Financial instruments at amortized cost		Derivatives held for hedging		Total

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,717,732	￦	8,002,499	￦	—	￦	—	￦	10,720,231
Derivative financial liabilities		11,409,695		—		—		373,799		11,783,494
Deposits		—		—		435,687,897		—		435,687,897
Borrowings		—		—		68,077,012		—		68,077,012
Debentures		—		—		76,171,257		—		76,171,257
Other financial liabilities*		—		—		33,594,883		—		33,594,883

	￦	14,127,427	￦	8,002,499	￦	613,531,049	￦	373,799	￦	636,034,774

(In millions of Korean won)

	December 31, 2025
	Financial instruments at fair value through profit or loss		Financial instruments at fair value through other comprehensive income		Financial instruments designated at fair value through other comprehensive income		Financial instruments at amortized cost		Derivatives held for hedging		Total

Financial assets
Cash and due from financial institutions	￦	—	￦	—	￦	—	￦	34,776,877	￦	—	￦	34,776,877
Financial assets at fair value through profit or loss		89,862,530		—		—		—		—		89,862,530
Derivative financial assets		7,748,371		—		—		—		429,685		8,178,056
Loans measured at amortized cost		—		—		—		491,978,044		—		491,978,044
Financial investments		—		95,307,502		4,611,983		35,067,192		—		134,986,677
Other financial assets		—		—		—		19,069,696		—		19,069,696

	￦	97,610,901	￦	95,307,502	￦	4,611,983	￦	580,891,809	￦	429,685	￦	778,851,880

(In millions of Korean won)

	December 31, 2025
	Financial instruments at fair value through profit or loss		Financial instruments designated at fair value through profit or loss		Financial instruments at amortized cost		Derivatives held for hedging		Total

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	3,339,572	￦	7,981,018	￦	—	￦	—	￦	11,320,590
Derivative financial liabilities		7,687,305		—		—		546,984		8,234,289
Deposits		—		—		462,397,026		—		462,397,026
Borrowings		—		—		70,728,396		—		70,728,396
Debentures		—		—		80,049,270		—		80,049,270
Other financial liabilities*		—		—		40,469,257		—		40,469,257

	￦	11,026,877	￦	7,981,018	￦	653,643,949	￦	546,984	￦	673,198,828

*	Other financial liabilities include lease liabilities and other liabilities that are not included in the category of financial instruments measured at amortized cost.

6.4 Transfer of Financial Assets
6.4.1 Transferred financial assets that are derecognized in their entirety
The Group transferred loans and other financial assets to companies specialized in asset-backed securitization and derecognized them from the consolidated financial statement, while the maximum exposure to loss (carrying amount) from its continuing involvement and fair value of its continuing involvement of the derecognized financial assets as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024
	Type of continuing involvement	Classification of financial instruments	Carrying amount of continuing involvement		Fair value of continuing involvement

Discovery 2 nd Securitization Specialty Co., Ltd.	Subordinated bond	Financial assets at fair value through profit or loss	￦	564	￦	564
AP 4D ABS Ltd.	Subordinated bond	Financial assets at fair value through profit or loss		39		39

			￦	603	￦	603

(In millions of Korean won)	December 31, 2025
	Type of continuing involvement	Classification of financial instruments	Carrying amount of continuing involvement		Fair value of continuing involvement
Discovery 2 nd Securitization Specialty Co., Ltd.	Subordinated bond	Financial assets at fair value through profit or loss	￦	564	￦	564
AP 4D ABS Ltd.	Subordinated bond	Financial assets at fair value through profit or loss		36		36

			￦	600	￦	600

6.4.2 Transferred financial assets that are not derecognized in their entirety
The Group issued securitized debentures using loans as underlying assets. Details of underlying assets and senior debentures in relation to securitization as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024
	Carrying amount of underlying assets		Fair value of underlying assets		Carrying amount of senior debentures		Fair value of senior debentures
KB Kookmin Card 8 th Securitization Co., Ltd. 1	￦	472,066	￦	469,890	￦	99,987	￦	99,614
KB Kookmin Card 9 th Securitization Co., Ltd. 1		524,464		521,961		249,894		240,491
KB Kookmin Card 10 th Securitization Co., Ltd. 1		882,641		878,117		586,517		579,432
KB Kookmin Card 11 th Securitization Co., Ltd. 1		677,194		673,664		399,932		390,463
KB Kookmin Card 12 th Securitization Co., Ltd. 1		1,196,421		1,190,160		732,558		719,230
KB Kookmin Card 13 th Securitization Co., Ltd. 1		935,938		931,006		586,980		570,700
KB Auto Fifth Asset Securitization Specialty Co., Ltd. 2		383,856		381,391		209,594		217,115

	￦	5,072,580	￦	5,046,189	￦	2,865,462	￦	2,817,045

(In millions of Korean won)	December 31, 2025
	Carrying amount of underlying assets		Fair value of underlying assets		Carrying amount of senior debentures		Fair value of senior debentures

KB Kookmin Card 9 th Securitization Co., Ltd. 1	￦	498,031	￦	495,938	￦	249,898	￦	247,071
KB Kookmin Card 10 th Securitization Co., Ltd. 1		832,813		829,069		286,754		286,743
KB Kookmin Card 11 th Securitization Co., Ltd. 1		636,665		633,826		399,976		397,641
KB Kookmin Card 12 th Securitization Co., Ltd. 1		1,124,943		1,119,857		716,236		713,045
KB Kookmin Card 13 th Securitization Co., Ltd. 1		875,541		871,600		573,473		568,123
KB Kookmin Card 14 th Securitization Co., Ltd. 1		1,170,261		1,165,362		571,787		552,528
KB Auto Fifth Asset Securitization Specialty Co., Ltd. 2		170,183		169,608		132,256		135,500

	￦	5,308,437	￦	5,285,260	￦	2,930,380	￦	2,900,651

1
The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.

2
The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as when the trusted assets do not meet the eligibility requirements.

6.4.3 Bonds sold under repurchase agreements and loaned securities
The Group continues to recognize the financial assets related to bonds sold under repurchase agreements and securities lending transactions in the consolidated statement of financial position since those transactions are not qualified for derecognition even though the Group transfers the financial assets. Bonds sold under repurchase agreements are sold on the condition that they will be repurchased at a fixed price and loaned securities will be returned at the expiration of the loan period. Thus, the Group retains substantially all the risks and rewards of ownership of the financial assets.
The carrying amount of transferred assets and related liabilities as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024
	Carrying amount of transferred assets		Carrying amount of related liabilities
Bonds sold under repurchase agreements	￦	9,520,281	￦	9,287,665
Loaned securities:
Government and public bonds		3,854,697		—
Stock		6,046		—
Others		75,293		—

	￦	13,456,317	￦	9,287,665

(In millions of Korean won)	December 31, 2025
	Carrying amount of transferred assets		Carrying amount of related liabilities
Bonds sold under repurchase agreements	￦	9,678,686	￦	9,400,196
Loaned securities:
Government and public bonds		11,958,428		—
Stock		632		—
Others		—		—

	￦	21,637,746	￦	9,400,196

6.4.4 Purchase commitments of securitized debentures
The Group provided additional credit enhancement, such as purchase commitments, for the underlying assets of subsidiaries established for asset-backed securitization. Details of carrying amounts of the underlying assets and the associated liabilities as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)		December 31, 2024		December 31, 2025
Underlying assets	Financial assets at fair value through profit or loss	￦	93,804	￦	319,913
	Loans measured at amortized cost *		3,007,341		2,605,512

			3,101,145		2,925,425

Associated liabilities	Debentures	￦	3,149,021	￦	2,850,790

* Before netting of allowance

6.5 Offsetting Financial Assets and Financial Liabilities
The Group enters into International Swaps and Derivatives Association (“ISDA”) master netting agreements and other similar arrangements with the Group’s OTC derivative and spot exchange counterparties. Similar netting agreements are also entered into with the Group’s (a) sales or purchases of bonds under repurchase agreements and (b) securities lending and borrowing transactions, etc. Pursuant to these agreements, in the event of a credit event, including default, by one party, contracts are to be terminated and receivables and payables are to be offset. Domestic exchange settlement debits and domestic exchange settlement credits are recognized in its net settlement balance in the consolidated statement of financial position because the Group has the legal right of offset and settles in net amount.
6.5.1 Details of financial assets subject to enforceable master netting agreements or similar arrangements as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)
	December 31, 2024
	Gross assets	Gross liabilities offset	Net amount in the statement of financial position	Non-offsetting amount		Net amount
				Financial instruments	Cash collateral
Derivatives held for trading and derivative-linked securities	￦11,227,882	￦ —	￦11,227,882	￦(6,621,613)	￦(195,584)	￦5,186,582
Derivatives held for hedging	775,897	—	775,897
Unsettled spot exchange receivable	6,287,655	—	6,287,655	(6,213,292)	—	74,363
Bonds purchased under repurchase agreements	5,405,878	—	5,405,878	(4,910,653)	—	495,225
Securities borrowing agreements	75,293	—	75,293	(75,293)	—	—
Domestic exchange settlement debits	63,055,082	(62,577,496)	477,586	(3,315)	—	474,271
Other financial instruments	1,719,547	(1,687,731)	31,816	—	—	31,816

	￦ 88,547,234	￦ (64,265,227)	￦ 24,282,007	￦ (17,824,166)	￦ (195,584)	￦ 6,262,257

(In millions of Korean won)
	December 31, 2025
	Gross assets		Gross liabilities offset		Net amount in the statement of financial position		Non-offsetting amount				Net amount
							Financial instruments		Cash collateral
Derivatives held for trading and derivative-linked securities	￦	7,988,214	￦	—	￦	7,988,214
Derivatives held for hedging		429,685		—		429,685	￦	(4,801,687)	￦	(177,871)	￦	3,438,341
Unsettled spot exchange receivable		6,887,996		—		6,887,996		(6,778,593)		—		109,403
Bonds purchased under repurchase agreements		10,175,247		—		10,175,247		(10,175,247)		—		—
Domestic exchange settlement debits		73,785,133		(72,456,156)		1,328,977		(768)		—		1,328,209
Other financial instruments		4,936,397		(4,350,832)		585,565		—		—		585,565

	￦	104,202,672	￦	(76,806,988)	￦	27,395,684	￦	(21,756,295)	￦	(177,871)	￦	5,461,518

6.5.2 Details of financial liabilities subject to enforceable master netting agreements or similar arrangements as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)
	December 31, 2024
	Gross liabilities		Gross assets offset		Net amount in the statement of financial position		Non-offsetting amount				Net amount
							Financial instruments		Cash collateral
Derivatives held for trading and derivative-linked securities	￦	12,543,672	￦	—	￦	12,543,672
Derivatives held for hedging		373,799		—		373,799	￦	(10,689,585)	￦	(76,853)	￦	2,151,033
Unsettled spot exchange payable		6,289,630		—		6,289,630		(6,213,292)		—		76,338
Bonds sold under repurchase agreements *		12,794,534		—		12,794,534		(12,794,534)		—		—
Securities borrowing agreements		2,558,520		—		2,558,520		(2,558,520)		—		—
Domestic exchange settlement credits		62,872,822		(62,577,496)		295,326		(292,699)		—		2,627
Other financial instruments		1,784,437		(1,687,731)		96,706		—		—		96,706

	￦	99,217,414	￦	(64,265,227)	￦	34,952,187	￦	(32,548,630)	￦	(76,853)	￦	2,326,704

(In millions of Korean won)
	December 31, 2025
	Gross liabilities		Gross assets offset		Net amount in the statement of financial position		Non-offsetting amount				Net amount
							Financial instruments		Cash collateral
Derivatives held for trading and derivative-linked securities	￦	8,896,951	￦	—	￦	8,896,951
Derivatives held for hedging		546,985		—		546,985	￦	(7,752,738)	￦	(66,028)	￦	1,625,170
Unsettled spot exchange payable		6,893,312		—		6,893,312		(6,731,054)		—		162,258
Bonds sold under repurchase agreements *		13,425,697		—		13,425,697		(13,425,697)		—		—
Securities borrowing agreements		2,923,691		—		2,923,691		(2,915,160)		—		8,531
Domestic exchange settlement credits		72,554,289		(72,456,156)		98,133		(94,681)		—		3,452
Other financial instruments		4,539,658		(4,350,832)		188,826		—		—		188,826

	￦	109,780,583	￦	(76,806,988)	￦	32,973,595	￦	(30,919,330)	￦	(66,028)	￦	1,988,237

*	Includes bonds sold under repurchase agreements to customers.